INVESTMENT IN ASSOCIATED COMPANIES (Details)	1 Months Ended				2 Months Ended	12 Months Ended
	Feb. 28, 2021	Oct. 31, 2020 USD ($)	Sep. 30, 2017 drillingRig	Oct. 31, 2013 USD ($)	Dec. 31, 2020 USD ($) drillingRig	Dec. 31, 2020 USD ($) drillingRig	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2013	Dec. 31, 2008	May 31, 2013 USD ($)	Dec. 31, 2009 drillingRig
Schedule of Equity Method Investments [Line Items]
Gain on sale of subsidiaries, operating						$ 1,894,000	$ 0	$ 7,613,000
Proportion of secured bank lenders in restructuring agreement with Seadrill Limited			97.00%
Proportion of bondholders in restructuring agreement with Seadrill Limited			40.00%
Number of drilling units | drillingRig			3			3
Gain on extinguishment of debt						$ 67,533,000	1,802,000	1,146,000
Term loan facility, amount outstanding					$ 1,663,394,000	1,663,394,000	1,627,177,000
Summarized balance sheet information [Abstract]
Due to related parties					$ 2,724,000	2,724,000	3,980,000
Statement of operations information [Abstract]
Interest payable to parent						$ 0	0	6,378,000
West Linus and West Hercules | Minimum
Schedule of Equity Method Investments [Line Items]
Expected percentage of revenue to be collected under existing charter agreements (as percent)					65.00%	65.00%
West Linus and West Hercules | Minimum | Subsequent Event
Schedule of Equity Method Investments [Line Items]
Expected percentage of revenue to be collected under existing charter agreements (as percent)	65.00%
West Linus and West Hercules | Maximum
Schedule of Equity Method Investments [Line Items]
Expected percentage of revenue to be collected under existing charter agreements (as percent)					75.00%	75.00%
West Linus and West Hercules | Maximum | Subsequent Event
Schedule of Equity Method Investments [Line Items]
Expected percentage of revenue to be collected under existing charter agreements (as percent)	75.00%
Debt for Acquired Equipment | Equity Accounted Subsidiaries
Schedule of Equity Method Investments [Line Items]
Term loan facility, amount outstanding					$ 185,800,000	$ 185,800,000	201,900,000
River Box | Disposal Group, Disposed of by Sale, Not Discontinued Operations
Schedule of Equity Method Investments [Line Items]
Ownership percentage of disposed assets					50.10%	50.10%
Gain on sale of subsidiaries, operating						$ 1,900,000
River Box
Schedule of Equity Method Investments [Line Items]
Ownership percentage					49.90%	49.90%
Summarized balance sheet information [Abstract]
Due to parent					$ 45,000,000.0	$ 45,000,000.0
Statement of operations information [Abstract]
Interest payable to parent						$ 0.0
SFL Deepwater
Schedule of Equity Method Investments [Line Items]
Participation in equity method investee (percent)										100.00%
Number of main assets subject of leases which includes both fixed price call options and fixed price purchase obligations | drillingRig					1	1						2
Debt amount				$ 390,000,000
Term loan facility, term				5 years
Term loan facility, extension term						4 years
Debt instrument, repurchased face amount		$ 176,100,000
Facility repurchased amount		110,000,000.0
Gain on extinguishment of debt		$ 66,100,000
Term loan facility, amount outstanding					$ 0.0	$ 0.0	187,900,000
Term loan facility, amount guaranteed					0.0	0.0	84,700,000
Summarized balance sheet information [Abstract]
Due to parent							113,000,000.0
Due to related parties							1,200,000
Statement of operations information [Abstract]
Interest payable to parent						$ 3,800,000	5,100,000	5,100,000
SFL Hercules
Schedule of Equity Method Investments [Line Items]
Participation in equity method investee (percent)						100.00%
Debt amount											$ 375,000,000
Term loan facility, term				6 years
Term loan facility, extension term						4 years
Term loan facility, amount outstanding					185,800,000	$ 185,800,000
Term loan facility, amount guaranteed					83,100,000	$ 83,100,000	78,900,000
Extension term						13 months
Summarized balance sheet information [Abstract]
Due to parent					78,900,000	$ 78,900,000	80,000,000.0
Due to related parties							3,400,000
Statement of operations information [Abstract]
Interest payable to parent						$ 3,600,000	3,600,000	3,600,000
SFL Linus
Schedule of Equity Method Investments [Line Items]
Participation in equity method investee (percent)									100.00%
Debt amount				$ 475,000,000
Term loan facility, term				5 years
Term loan facility, extension term						4 years
Term loan facility, amount outstanding					216,000,000.0	$ 216,000,000.0	232,100,000
Term loan facility, amount guaranteed							102,500,000
Summarized balance sheet information [Abstract]
Due to parent							121,000,000.0
Due to related parties							7,400,000
Statement of operations information [Abstract]
Interest payable to parent						4,500,000	5,400,000	5,400,000
Variable Interest Entity, Not Primary Beneficiary
Summarized balance sheet information [Abstract]
Current assets					34,763,000	34,763,000	75,079,000
Non-current assets					513,918,000	513,918,000	920,801,000
Total assets					548,681,000	548,681,000	995,880,000
Current liabilities					199,255,000	199,255,000	65,832,000
Non-current liabilities					322,129,000	322,129,000	887,887,000
Total liabilities					521,384,000	521,384,000	953,719,000
Total stockholders' equity					27,297,000	27,297,000	42,161,000
Statement of operations information [Abstract]
Operating revenues						45,573,000	64,142,000	64,572,000
Net operating revenues						45,532,000	64,142,000	64,410,000
Net income						$ 4,286,000	$ 17,054,000	$ 14,635,000
Variable Interest Entity, Not Primary Beneficiary | River Box
Schedule of Equity Method Investments [Line Items]
Participation in equity method investee (percent)						49.90%	0.00%	0.00%
Summarized balance sheet information [Abstract]
Current assets					12,475,000	$ 12,475,000	$ 0
Non-current assets					258,865,000	258,865,000	0
Total assets					271,340,000	271,340,000	0
Current liabilities					12,569,000	12,569,000	0
Non-current liabilities					243,219,000	243,219,000	0
Total liabilities					255,788,000	255,788,000	0
Total stockholders' equity					15,552,000	15,552,000	0
Statement of operations information [Abstract]
Operating revenues						0	0	$ 0
Net operating revenues						0	0	0
Net income						$ 0	$ 0	$ 0
Variable Interest Entity, Not Primary Beneficiary | SFL Deepwater
Schedule of Equity Method Investments [Line Items]
Participation in equity method investee (percent)						0.00%	100.00%	100.00%
Summarized balance sheet information [Abstract]
Current assets					0	$ 0	$ 29,047,000
Non-current assets					0	0	286,222,000
Total assets					0	0	315,269,000
Current liabilities					0	0	19,168,000
Non-current liabilities					0	0	285,147,000
Total liabilities					0	0	304,315,000
Total stockholders' equity					0	0	10,954,000
Statement of operations information [Abstract]
Operating revenues						11,835,000	18,966,000	$ 19,594,000
Net operating revenues						11,892,000	18,966,000	19,540,000
Net income						$ (6,002,000)	$ 4,346,000	$ 3,973,000
Variable Interest Entity, Not Primary Beneficiary | SFL Hercules
Schedule of Equity Method Investments [Line Items]
Participation in equity method investee (percent)						100.00%	100.00%	100.00%
Summarized balance sheet information [Abstract]
Current assets					22,288,000	$ 22,288,000	$ 22,645,000
Non-current assets					255,053,000	255,053,000	273,621,000
Total assets					277,341,000	277,341,000	296,266,000
Current liabilities					186,686,000	186,686,000	20,761,000
Non-current liabilities					78,910,000	78,910,000	265,769,000
Total liabilities					265,596,000	265,596,000	286,530,000
Total stockholders' equity					11,745,000	11,745,000	9,736,000
Statement of operations information [Abstract]
Operating revenues						15,072,000	18,378,000	$ 19,126,000
Net operating revenues						15,050,000	18,378,000	19,049,000
Net income						$ 3,827,000	$ 3,622,000	$ 3,372,000
Variable Interest Entity, Not Primary Beneficiary | SFL Linus
Schedule of Equity Method Investments [Line Items]
Participation in equity method investee (percent)						0.00%	100.00%	100.00%
Summarized balance sheet information [Abstract]
Current assets					0	$ 0	$ 23,387,000
Non-current assets					0	0	360,958,000
Total assets					0	0	384,345,000
Current liabilities					0	0	25,903,000
Non-current liabilities					0	0	336,971,000
Total liabilities					0	0	362,874,000
Total stockholders' equity					$ 0	0	21,471,000
Statement of operations information [Abstract]
Operating revenues						18,666,000	26,798,000	$ 25,852,000
Net operating revenues						18,590,000	26,798,000	25,821,000
Net income						$ 6,461,000	$ 9,086,000	$ 7,290,000